Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Current assets
Cash	$ 2,993	$ 89
Accounts receivable, net	461	53
Inventory	361	319
Prepaid expenses and other current assets	633	369
Total current assets	4,448	830
Property and equipment, net	1,763	1,859
Intangible assets, net	11,151	5,287
Goodwill	10,759	5,217
Operating lease right-of-use assets	946	1,030
Deferred transaction costs		4,125
Other assets	430	400
Total assets	29,497	18,748
Current liabilities
Accounts payable	6,693	8,995
Accrued expenses and other current liabilities	7,036	4,519
Deferred purchase consideration	803
Notes payable	400	1,286
Simple agreements for future equity (“SAFEs”)		1,512
Operating lease liabilities, current	332	318
Total current liabilities	18,027	20,423
Earnout liability	3,621
PIPE make-whole liability	1,639
Deferred tax liability	176	86
Operating lease liabilities, noncurrent	1,109	1,280
Other noncurrent liabilities	772
Total liabilities	25,344	21,789
Commitments and contingencies (Note 14)
Stockholders’ equity (deficit)
Additional paid-in capital	89,394	78,421
Accumulated deficit	(85,241)	(83,762)
Total stockholders’ equity (deficit)	4,153	(5,341)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	29,497	18,748
Related Party
Current liabilities
Notes payable – related parties	2,763	3,793
Founders Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock
Series A Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock		2,300
Legacy Mobix Common Stock
Stockholders’ equity (deficit)
Common stock, value
Class A Common Stock
Stockholders’ equity (deficit)
Common stock, value
Class B Common Stock
Stockholders’ equity (deficit)
Common stock, value